Investment in Associates and Joint Ventures - Summarised Aggregated Financial Information for Individually Immaterial Associates and Joint Ventures (Detail) - Before exceptional items [member] - USD ($)
$ in Millions
12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of investment in associates and joint ventures [line items]
Operating profits before exceptional items	$ 7	$ 7	$ 7
Joint ventures [member]
Disclosure of investment in associates and joint ventures [line items]
Operating profits before exceptional items		5	1
Associates [member]
Disclosure of investment in associates and joint ventures [line items]
Operating profits before exceptional items	$ 7	$ 2	$ 6